Note 6 - Stock Option Grant Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Outstanding (in shares)	1,217,744	977,744
Outstanding (in dollars per share)	$ 0.68	$ 0.60
Granted (in shares)	490,000	240,000
Granted (in dollars per share)	$ 1.25	$ 1
Outstanding (in shares)	1,707,744	1,217,744
Outstanding (in dollars per share)	$ 0.84	$ 0.68